December 6, 2007
VIA EDGAR AND BY COURIER
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Mr. Tim Buchmiller

Re:	Vermillion, Inc.
Registration Statement on Form S-1 (file no. 333-146354)
Dear Mr. Buchmiller:
On behalf of Vermillion, Inc. (the “Company”), this letter is submitted along with three copies of Amendment No. 2 to the Company’s Registration Statement on Form S-1 (file no. 333-146354) (the “Registration Statement”) relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of up to 43,935,269 shares of common stock (the “Shares”), par value $.001 per share, which includes 18,716,709 shares of common stock underlying warrants. The enclosed copies of Amendment No. 2 to the Registration Statement (“Amendment No. 2”) are marked to show changes from Amendment No. 1 to the Registration Statement. Amendment No. 2 was transmitted for filing with the Commission via EDGAR on the date hereof.
If you have any questions, or it would expedite your review in any way, please do not hesitate to contact me at (415) 856-7049.
Sincerely,
/s/ Robert Purcell
Robert Purcell
for PAUL, HASTINGS, JANOFSKY & WALKER LLP
cc: Gail S. Page, Chief Executive Officer, Vermillion, Inc.